INCOME TAXES (Narrative) (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Operating Loss Carryforwards [Line Items]
Income tax paid	$ 12,808		$ 5,546	$ 19,453
Deferred Tax Assets, Valuation Allowance, Total	$ 24,997		$ 24,059	$ 27,062	$ 41,316
Statutory enterprise income tax rate	25.00%	25.00%	25.00%	25.00%
Income (loss) before income taxes	$ 162,130		$ 37,885	$ 73,513
State Administration of Taxation, China
Operating Loss Carryforwards [Line Items]
Statutory enterprise income tax rate	25.00%	25.00%
Income (loss) before income taxes	$ 179,600		$ 49,800	$ 87,700
Preferential tax rate	15.00%	15.00%	15.00%	15.00%
PRC State Council, income tax rate	10.00%	10.00%
Outside PRC [Member]
Operating Loss Carryforwards [Line Items]
Income (loss) before income taxes	$ 17,500		$ 12,000	$ 14,200
Xinjiang Daqo
Operating Loss Carryforwards [Line Items]
Income tax paid | ¥		¥ 0.1
Statutory enterprise income tax rate	25.00%	25.00%
Preferential tax rate	15.00%	15.00%
Chongqing Daqo New Energy Co., Ltd. [Member]
Operating Loss Carryforwards [Line Items]
Statutory enterprise income tax rate	25.00%	25.00%	25.00%
Xinjiang Daqo Guodi
Operating Loss Carryforwards [Line Items]
Statutory enterprise income tax rate	25.00%	25.00%